Condensed Consolidated Statements of Cash Flows - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Operating activities
Operating loss	kr (75,172)	kr (209,844)	kr (255,246)	kr (418,210)	kr (421,943)
Adjustment for non-cash items	(7,266)	14,104	19,876	19,171	61,260
Interest received	724	2	732	2	3,553
Interest paid	(17,915)	(5,437)	(33,376)	(10,846)	(35,252)
Income taxes paid	(13,839)	(2,930)	(15,175)	(2,930)	(7,392)
Cash flow used in operating activities before changes in working capital	(113,468)	(204,105)	(283,189)	(412,813)	(399,774)
Cash flow from changes in working capital
Cash flow from/(used in) changes in working capital	49,564	21,129	111,782	3,845	(88,420)
Cash flow used in operating activities	(163,031)	(225,234)	(394,971)	(416,658)	(311,354)
Investing activities
Cash flow used in investing activities	(1,060)	(139)	(3,973)	(2,790)	(5,144)
Financing activities
Issuance of treasury shares		236		236	236
Repurchase of treasury shares		(236)		(236)	(236)
Exercise of warrants		1,932		63,644	95,121
New borrowings		236,462		236,462	491,745
Costs attributable to new loans					(1,260)
Repayment of lease liabilities	(3,015)	(2,527)	(5,984)	(4,185)	(9,615)
Cash flow from/(used in) financing activities	(3,015)	235,867	(5,984)	295,922	575,990
Net increase/(decrease) in cash	(167,106)	10,494	(404,928)	(123,526)	259,493
Cash at the beginning of the period	1,013,600	825,408	1,249,094	955,507	955,507
Net foreign exchange gains/(loss) on cash	19,687	10,897	22,015	14,818	34,094
Cash at the end of the period	kr 866,181	kr 846,799	kr 866,181	kr 846,799	kr 1,249,094